Property, plant and equipment (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	₨ 9,841	₨ 4,888
Cash outflow for leases	1,252	972
Buildings [member] | UNITED STATES | Warehousing Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	1,852
Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised	₨ 149	₨ 52
Capitalisation rate of borrowing costs eligible for capitalisation	4.25%	4.22%